UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22127
Columbia Funds Variable Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

December
Date of reporting period:
December 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Variable Portfolio – Partners Small Cap Growth Fund
Class 1
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Variable Portfolio – Partners Small Cap Growth Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 94	0.85%
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selection in the health care sector boosted the Fund's relative returns most over the period. Selections within the biotechnology, health care equipment and supplies, and pharmaceuticals industries were the most beneficial to relative returns.
Allocations
| The Fund’s overweight to the information technology sector contributed positively to the Fund’s relative return over the period.
Individual holdings
| Positions in Credo Technology Group Holding Co., a technology company that designs connectivity solutions; Vericel Corporation, a biotechnology company that develops therapeutics; and Aris Water Solutions, Inc., a water infrastructure company, were among the top contributors to the Fund’s relative performance.
Top Performance Detractors
Stock selection
| Selection within the information technology sector detracted most from the Fund’s relative returns.
Allocations
| The Fund’s underweight to the financials sector and holding a small amount of cash both detracted from returns, relative to the benchmark.
Individual holdings
| Not owning Super Micro Computer, a hardware manufacturer benefiting from global demand for artificial intelligence, was the single largest relative detractor over the period. Not owning MicroStrategy Incorporated, a software company, also detracted from relative results. Fund positions in FTAI Aviation Ltd., an infrastructure company; Sprouts Farmers Market, Inc., a supermarket chain; and Rocket Lab USA, Inc., an aerospace manufacturer, were also among the Fund’s top relative detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1 (a)	19.04	6.38	6.60
Russell 2000 ® Growth Index	15.15	6.86	8.09
Russell 3000 ® Index (b)	23.81	13.86	12.55
(a)
The Fund's performance prior to December 2024 reflects returns achieved by one or more different subadvisers. If the Fund's Investment Manager and current subadviser had been in place for the prior periods, results shown may have been different.

(b)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Key Fund Statistics
Fund net assets	$ 353,168,978
Total number of portfolio holdings	1,150
Management services fees (represents 0.86% of Fund average net assets)	$ 4,115,636
Portfolio turnover for the reporting period	83%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Applied Industrial Technologies, Inc.	1.4%
RadNet, Inc.	1.4%
Glaukos Corp.	1.3%
Casella Waste Systems, Inc., Class A	1.3%
Sterling Infrastructure, Inc.	1.2%
Carpenter Technology Corp.	1.3%
Clearwater Analytics Holdings, Inc., Class A	1.2%
HealthEquity, Inc.	1.2%
CyberArk Software Ltd.	1.2%
CommVault Systems, Inc.	1.1%
Asset Categories
Equity Sector Allocation
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective December 16, 2024, Scout Investments, Inc. no longer serves as a subadviser to the Fund. Columbia Management Investment Advisers, LLC (Columbia Management), the Fund’s investment manager, pursues the Fund’s investment objective by allocating a portion of the Fund’s assets, or sleeve, to a subadviser that employs an active investment strategy, and by directly managing a sleeve that seeks to track the Index. Columbia Management intends, in the future, to hire one or more additional subadvisers for the Fund. In connection with this change, the Fund's prospectus was supplemented to identify additional risks relating to frequent trading (the risk that the Fund may incur higher brokerage and other transaction costs) and passive investment risk (the risk that the sleeve that seeks to track the Index may be affected by a general decline in the value of the Index).
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information
and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Partners Small Cap Growth Fund
Class 2
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Variable Portfolio – Partners Small Cap Growth Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 120	1.09%
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selection in the health care sector boosted the Fund's relative returns most over the period. Selections within the biotechnology, health care equipment and supplies, and pharmaceuticals industries were the most beneficial to relative returns.
Allocations
| The Fund’s overweight to the information technology sector contributed positively to the Fund’s relative return over the period.
Individual holdings
| Positions in Credo Technology Group Holding Co., a technology company that designs connectivity solutions; Vericel Corporation, a biotechnology company that develops therapeutics; and Aris Water Solutions, Inc., a water infrastructure company, were among the top contributors to the Fund’s relative performance.
Top Performance Detractors
Stock selection
| Selection within the information technology sector detracted most from the Fund’s relative returns.
Allocations
| The Fund’s underweight to the financials sector and holding a small amount of cash both detracted from returns, relative to the benchmark.
Individual holdings
| Not owning Super Micro Computer, a hardware manufacturer benefiting from global demand for artificial intelligence, was the single largest relative detractor over the period. Not owning MicroStrategy Incorporated, a software company, also detracted from relative results. Fund positions in FTAI Aviation Ltd., an infrastructure company; Sprouts Farmers Market, Inc., a supermarket chain; and Rocket Lab USA, Inc., an aerospace manufacturer, were also among the Fund’s top relative detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2 (a)	18.70	6.11	6.33
Russell 2000 ® Growth Index	15.15	6.86	8.09
Russell 3000 ® Index (b)	23.81	13.86	12.55
(a)
The Fund's performance prior to December 2024 reflects returns achieved by one or more different subadvisers. If the Fund's Investment Manager and current subadviser had been in place for the prior periods, results shown may have been different.

(b)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Key Fund Statistics
Fund net assets	$ 353,168,978
Total number of portfolio holdings	1,150
Management services fees (represents 0.86% of Fund average net assets)	$ 4,115,636
Portfolio turnover for the reporting period	83%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Applied Industrial Technologies, Inc.	1.4%
RadNet, Inc.	1.4%
Glaukos Corp.	1.3%
Casella Waste Systems, Inc., Class A	1.3%
Sterling Infrastructure, Inc.	1.2%
Carpenter Technology Corp.	1.3%
Clearwater Analytics Holdings, Inc., Class A	1.2%
HealthEquity, Inc.	1.2%
CyberArk Software Ltd.	1.2%
CommVault Systems, Inc.	1.1%
Asset Categories
Equity Sector Allocation
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective December 16, 2024, Scout Investments, Inc. no longer serves as a subadviser to the Fund. Columbia Management Investment Advisers, LLC (Columbia Management), the Fund’s investment manager, pursues the Fund’s investment objective by allocating a portion of the Fund’s assets, or sleeve, to a subadviser that employs an active investment strategy, and by directly managing a sleeve that seeks to track the Index. Columbia Management intends, in the future, to hire one or more additional subadvisers for the Fund. In connection with this change, the Fund's prospectus was supplemented to identify additional risks relating to frequent trading (the risk that the Fund may incur higher brokerage and other transaction costs) and passive investment risk (the risk that the sleeve that seeks to track the Index may be affected by a general decline in the value of the Index).
Availability of Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Audit fees (a)	31,493	30,090	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	14,548	14,000	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	581,000	577,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Variable Portfolio – Partners Small Cap Growth Fund
Annual Financial Statements and Additional Information
December 31, 2024
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Variable Portfolio – Partners Small Cap Growth Fund | 2024

Portfolio of Investments
December 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.4%
Issuer	Shares	Value ($)
Communication Services 1.7%
Diversified Telecommunication Services 0.2%
Anterix, Inc.(a)	1,188	36,436
Bandwidth, Inc., Class A(a)	2,935	49,954
Cogent Communications Holdings, Inc.	5,777	445,233
Globalstar, Inc.(a)	80,858	167,376
IDT Corp., Class B	1,436	68,239
Total		767,238
Entertainment 0.2%
Atlanta Braves Holdings, Inc., Class A(a)	1,342	54,753
Atlanta Braves Holdings, Inc., Class C(a)	6,580	251,751
Cinemark Holdings, Inc.(a)	11,481	355,681
Eventbrite, Inc., Class A(a)	9,209	30,942
Golden Matrix Group, Inc.(a)	2,692	5,330
IMAX Corp.(a)	5,623	143,949
LiveOne, Inc.(a)	8,544	12,560
Madison Square Garden Entertainment Corp.(a)	509	18,120
Reservoir Media, Inc.(a)	174	1,575
Vivid Seats, Inc., Class A(a)	10,125	46,879
Total		921,540
Interactive Media & Services 0.4%
Bumble, Inc., Class A(a)	1,185	9,646
Cargurus, Inc.(a)	11,378	415,752
EverQuote, Inc., Class A(a)	3,293	65,827
fuboTV, Inc.(a)	3,342	4,211
Getty Images Holdings, Inc.(a)	13,160	28,426
Grindr, Inc.(a)	3,220	57,445
MediaAlpha, Inc.(a)	3,918	44,234
QuinStreet, Inc.(a)	7,063	162,943
Shutterstock, Inc.	2,511	76,209
System1, Inc.(a)	3,106	2,790
Webtoon Entertainment, Inc.(a)	898	12,195
Yelp, Inc.(a)	8,485	328,369
ZipRecruiter, Inc., Class A(a)	9,416	68,172
Total		1,276,219
Common Stocks (continued)
Issuer	Shares	Value ($)
Media 0.9%
Boston Omaha Corp., Class A(a)	197	2,793
Cardlytics, Inc.(a)	5,448	20,212
Clear Channel Outdoor Holdings, Inc.(a)	6,107	8,367
Entravision Communications Corp., Class A	1,234	2,900
Gambling.com Group Ltd.(a)	2,271	31,976
Ibotta, Inc.(a)	2,050	133,414
Innovid Corp.(a)	1,617	4,996
Integral Ad Science Holding Corp.(a)	1,120	11,693
John Wiley & Sons, Inc., Class A	2,743	119,896
Liberty Media Corp.-Liberty Live, Class C(a)	34,077	2,319,281
Magnite, Inc.(a)	14,688	233,833
PubMatic, Inc., Class A(a)	5,485	80,575
Sinclair, Inc.	4,000	64,560
Stagwell, Inc.(a)	1,974	12,989
TechTarget, Inc.(a)	3,471	68,795
Thryv Holdings, Inc.(a)	4,897	72,476
Townsquare Media, Inc., Class A	1,768	16,071
Total		3,204,827
Wireless Telecommunication Services 0.0%
Gogo(a)	3,620	29,286
Total Communication Services		6,199,110
Consumer Discretionary 9.1%
Automobile Components 1.6%
Dorman Products, Inc.(a)	3,392	439,434
Gentherm, Inc.(a)	4,036	161,137
Holley, Inc.(a)	2,766	8,353
LCI Industries	3,254	336,431
Luminar Technologies, Inc.(a)	2,551	13,725
Modine Manufacturing Co.(a)	32,796	3,802,040
Patrick Industries, Inc.	4,251	353,173
Visteon Corp.(a)	3,579	317,529
XPEL, Inc.(a)	3,313	132,321
Total		5,564,143
Automobiles 0.0%
Livewire Group, Inc.(a)	2,387	11,481
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Growth Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Broadline Retail 0.0%
1stdibs.com, Inc.(a)	737	2,609
Groupon, Inc.(a)	1,515	18,407
Qurate Retail, Inc.(a)	131	379
Savers Value Village, Inc.(a)	3,069	31,457
Total		52,852
Distributors 0.0%
GigaCloud Technology, Inc., Class A(a)	3,114	57,671
Diversified Consumer Services 1.5%
Adtalem Global Education, Inc.(a)	905	82,219
American Public Education, Inc.(a)	175	3,775
Carriage Services, Inc.	1,351	53,837
Coursera, Inc.(a)	18,046	153,391
European Wax Center, Inc., Class A(a)	4,040	26,947
frontdoor, Inc.(a)	10,103	552,331
Kindercare Learning Cos, Inc.(a)	1,845	32,841
Laureate Education, Inc., Class A(a)	13,790	252,219
Mister Car Wash, Inc.(a)	10,771	78,521
Nerdy, Inc.(a)	9,944	16,109
OneSpaWorld Holdings Ltd.	13,179	262,262
Stride, Inc.(a)	33,234	3,454,010
Udemy, Inc.(a)	11,941	98,274
Universal Technical Institute, Inc.(a)	5,180	133,178
Total		5,199,914
Hotels, Restaurants & Leisure 3.1%
Accel Entertainment, Inc.(a)	6,777	72,378
BJ’s Restaurants, Inc.(a)	1,353	47,538
Bloomin’ Brands, Inc.	5,347	65,287
Brinker International, Inc.(a)	5,215	689,892
Cheesecake Factory, Inc. (The)	6,333	300,437
Cracker Barrel Old Country Store, Inc.	641	33,883
Dave & Buster’s Entertainment, Inc.(a)	4,242	123,824
Denny’s Corp.(a)	4,755	28,768
Despegar.com Corp.(a)	1,121	21,579
Dine Brands Global, Inc.	252	7,585
Dutch Bros, Inc., Class A(a)	49,349	2,584,901
Everi Holdings, Inc.(a)	5,778	78,061
First Watch Restaurant Group, Inc.(a)	77,539	1,443,001
Common Stocks (continued)
Issuer	Shares	Value ($)
Global Business Travel Group I(a)	14,141	131,228
Hilton Grand Vacations, Inc.(a)	9,378	365,273
Inspired Entertainment, Inc.(a)	2,877	26,037
International Game Technology PLC	1,985	35,055
Jack in the Box, Inc.	2,521	104,974
Krispy Kreme, Inc.	11,222	111,434
Kura Sushi USA, Inc., Class A(a)	777	70,381
Lindblad Expeditions Holdings, Inc.(a)	3,337	39,577
Monarch Casino & Resort, Inc.	1,683	132,789
Nathan’s Famous, Inc.	326	25,627
ONE Group Hospitality, Inc. (The)(a)	2,732	7,923
Papa John’s International, Inc.	3,158	129,699
PlayAGS, Inc.(a)	5,157	59,460
Portillo’s, Inc., Class A(a)	5,632	52,941
Potbelly Corp.(a)	3,601	33,921
RCI Hospitality Holdings, Inc.	568	32,643
Red Rock Resorts, Inc., Class A	2,936	135,761
Rush Street Interactive, Inc.(a)	9,972	136,816
Sabre Corp.(a)	10,581	38,621
Shake Shack, Inc., Class A(a)	4,988	647,442
Six Flags Entertainment Corp.	9,045	435,879
Super Group SGHC Ltd.	19,655	122,451
Sweetgreen, Inc., Class A(a)	67,543	2,165,429
Target Hospitality Corp.(a)	4,322	41,772
United Parks & Resorts, Inc.(a)	4,029	226,389
Xponential Fitness, Inc., Class A(a)	3,199	43,027
Total		10,849,683
Household Durables 1.2%
Cavco Industries, Inc.(a)	1,086	484,606
Century Communities, Inc.	455	33,379
Champion Homes, Inc.(a)	3,329	293,285
Cricut, Inc.	4,998	28,488
Dream Finders Homes, Inc., Class A(a)	3,669	85,378
Green Brick Partners, Inc.(a)	1,122	63,382
Hovnanian Enterprises, Inc., Class A(a)	41	5,487
Installed Building Products, Inc.	3,144	550,986
KB Home	1,177	77,352
Landsea Homes Corp.(a)	283	2,403
LGI Homes, Inc.(a)	192	17,165
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Small Cap Growth Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Lovesac Co. (The)(a)	985	23,305
Sonos, Inc.(a)	14,185	213,342
Taylor Morrison Home Corp., Class A(a)	32,607	1,995,874
Tri Pointe Homes, Inc.(a)	3,543	128,469
United Homes Group, Inc.(a)	542	2,293
Worthington Enterprises, Inc.	3,674	147,364
Total		4,152,558
Leisure Products 0.2%
Acushnet Holdings Corp.	3,712	263,849
Marine Products Corp.	525	4,814
Peloton Interactive, Inc., Class A(a)	42,920	373,404
Smith & Wesson Brands, Inc.	483	4,881
Sturm Ruger & Co., Inc.	603	21,328
Total		668,276
Specialty Retail 1.0%
1-800-Flowers.com, Inc., Class A(a)	814	6,650
Abercrombie & Fitch Co., Class A(a)	6,598	986,203
Academy Sports & Outdoors, Inc.	2,349	135,138
American Eagle Outfitters, Inc.	18,503	308,445
Arhaus, Inc.	5,746	54,012
Arko Corp.	1,066	7,025
Boot Barn Holdings, Inc.(a)	3,882	589,365
Buckle, Inc. (The)	4,052	205,882
Build-A-Bear Workshop, Inc.	1,638	75,414
Caleres, Inc.	1,358	31,451
Camping World Holdings, Inc., Class A	7,361	155,170
EVgo, Inc.(a)	1,651	6,687
Genesco, Inc.(a)	378	16,159
GrowGeneration Corp.(a)	528	892
J Jill, Inc.	707	19,527
Leslie’s, Inc.(a)	14,311	31,914
National Vision Holdings, Inc.(a)	664	6,919
RealReal, Inc. (The)(a)	9,216	100,731
Revolve Group, Inc.(a)	5,032	168,522
Sonic Automotive, Inc., Class A	556	35,223
ThredUp, Inc., Class A(a)	1,609	2,237
Tile Shop Holdings, Inc.(a)	1,308	9,064
Torrid Holdings, Inc.(a)	2,652	13,870
Upbound Group, Inc.	7,038	205,298
Common Stocks (continued)
Issuer	Shares	Value ($)
Urban Outfitters, Inc.(a)	2,335	128,145
Victoria’s Secret & Co.(a)	2,409	99,781
Warby Parker, Inc., Class A(a)	11,617	281,248
Total		3,680,972
Textiles, Apparel & Luxury Goods 0.5%
Figs, Inc., Class A(a)	937	5,800
Hanesbrands, Inc.(a)	46,347	377,264
Kontoor Brands, Inc.	7,222	616,831
Oxford Industries, Inc.	1,354	106,668
Rocky Brands, Inc.	342	7,798
Steven Madden Ltd.	9,509	404,323
Superior Group of Cos, Inc.	261	4,314
Wolverine World Wide, Inc.	10,413	231,169
Total		1,754,167
Total Consumer Discretionary		31,991,717
Consumer Staples 3.7%
Beverages 0.1%
MGP Ingredients, Inc.	1,858	73,149
National Beverage Corp.	3,082	131,509
Primo Brands Corp., Class A	2,527	77,756
Vita Coco Co., Inc. (The)(a)	5,149	190,050
Total		472,464
Consumer Staples Distribution & Retail 0.6%
Andersons, Inc. (The)	518	20,989
Guardian Pharmacy Services, Inc., Class A(a)	422	8,550
Natural Grocers by Vitamin Cottage, Inc.	313	12,432
PriceSmart, Inc.	2,079	191,622
Sprouts Farmers Market, Inc.(a)	13,215	1,679,230
The Chefs’ Warehouse(a)	4,591	226,428
Total		2,139,251
Food Products 1.4%
Beyond Meat, Inc.(a)	7,836	29,463
BRC, Inc., Class A(a)	6,288	19,933
Calavo Growers, Inc.	350	8,925
Cal-Maine Foods, Inc.	317	32,626
Forafric Global PLC(a)	722	7,401
Freshpet, Inc.(a)	20,517	3,038,773
J&J Snack Foods Corp.	2,001	310,415
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Growth Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
John B. Sanfilippo & Son, Inc.	1,176	102,441
Lancaster Colony Corp.	2,567	444,450
Lifeway Foods, Inc.(a)	590	14,632
Mama’s Creations, Inc.(a)	4,317	34,363
Mission Produce, Inc.(a)	701	10,073
Simply Good Foods Co. (The)(a)	11,973	466,708
Sunopta, Inc.(a)	12,381	95,334
Utz Brands, Inc.	5,898	92,363
Vital Farms, Inc.(a)	4,372	164,781
Westrock Coffee Co.(a)	4,446	28,543
WK Kellogg Co.	8,606	154,822
Total		5,056,046
Household Products 0.2%
Central Garden & Pet Co.(a)	220	8,536
Central Garden & Pet Co., Class A(a)	1,191	39,363
Energizer Holdings, Inc.	9,432	329,082
Oil-Dri Corp of America	141	12,357
WD-40 Co.	1,787	433,669
Total		823,007
Personal Care Products 1.3%
Beauty Health Co. (The)(a)	9,762	15,522
BellRing Brands, Inc.(a)	32,660	2,460,604
elf Beauty, Inc.(a)	13,078	1,641,943
Herbalife Ltd.(a)	8,844	59,166
Honest Co., Inc. (The)(a)	4,443	30,790
InterParfums, Inc.	2,391	314,440
Nature’s Sunshine Products, Inc.(a)	344	5,043
Veru, Inc.(a)	12,839	8,352
Total		4,535,860
Tobacco 0.1%
Ispire Technology, Inc.(a)	2,520	12,676
Turning Point Brands, Inc.	1,929	115,933
Total		128,609
Total Consumer Staples		13,155,237
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 1.7%
Energy Equipment & Services 1.0%
Archrock, Inc.	21,891	544,867
Atlas Energy Solutions, Inc.	8,911	197,646
Cactus, Inc., Class A	8,743	510,241
ChampionX Corp.	25,026	680,457
Core Laboratories, Inc.	6,159	106,612
DMC Global Inc(a)	669	4,917
Drilling Tools International Corp.(a)	796	2,603
Helix Energy Solutions Group, Inc.(a)	3,610	33,645
Kodiak Gas Services, Inc.	1,170	47,771
Liberty Energy, Inc., Class A	1,184	23,550
Nabors Industries Ltd.(a)	371	21,210
Natural Gas Services Group, Inc.(a)	300	8,040
Noble Corp PLC	11,809	370,803
Oceaneering International, Inc.(a)	13,259	345,795
Seadrill Ltd.(a)	2,688	104,644
Tetra Technologies, Inc.(a)	16,468	58,955
Tidewater, Inc.(a)	6,398	350,035
Valaris Ltd.(a)	5,167	228,588
Total		3,640,379
Oil, Gas & Consumable Fuels 0.7%
Berry Corp.	3,045	12,576
BKV Corp.(a)	414	9,845
Centrus Energy Corp. Class A(a)	1,352	90,057
Crescent Energy Co., Class A	5,479	80,048
CVR Energy, Inc.	4,011	75,166
Delek U.S. Holdings, Inc.	2,287	42,309
Diversified Energy Co. PLC(b)	327	5,494
Dorian LPG Ltd.	2,385	58,122
Empire Petroleum Corp.(a)	1,958	14,881
Encore Energy Corp.(a)	17,457	59,528
Evolution Petroleum Corp.	1,138	5,952
FLEX LNG Ltd.	2,391	54,850
Gulfport Energy Corp.(a)	880	162,096
Kinetik Holdings, Inc.	477	27,051
Kosmos Energy Ltd.(a)	61,369	209,882
Magnolia Oil & Gas Corp., Class A	20,991	490,770
NextDecade Corp.(a)	15,166	116,930
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Small Cap Growth Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Northern Oil & Gas, Inc.	781	29,022
REX American Resources Corp.(a)	437	18,218
Riley Exploration Permian, Inc.	222	7,086
Sable Offshore Corp.(a)	6,619	151,575
SFL Corp Ltd.	3,598	36,772
SM Energy Co.	2,536	98,295
Uranium Energy Corp.(a)	52,327	350,068
Ur-Energy, Inc.(a)	42,317	48,665
VAALCO Energy, Inc.	1,339	5,851
Verde Clean Fuels, Inc.(a)	436	1,772
W&T Offshore, Inc.	12,938	21,477
World Kinect Corp.	779	21,430
Total		2,305,788
Total Energy		5,946,167
Financials 7.9%
Banks 0.6%
Axos Financial, Inc.(a)	767	53,575
BancFirst Corp.	316	37,029
Bancorp, Inc. (The)(a)	5,833	306,991
Bank7 Corp.	29	1,353
Citizens Financial Services, Inc.	40	2,532
City Holding Co.	146	17,298
Coastal Financial Corp.(a)	1,406	119,383
Columbia Financial, Inc.(a)	204	3,225
Esquire Financial Holdings, Inc.	795	63,203
First BanCorp	1,677	31,175
First Business Financial Services, Inc.	52	2,407
First Financial Bankshares, Inc.	17,070	615,374
First Foundation, Inc.	2,378	14,767
First Internet Bancorp	420	15,116
First Western Financial, Inc.(a)	301	5,885
Greene County Bancorp, Inc.	918	25,447
Lakeland Financial Corp.	199	13,683
Live Oak Bancshares, Inc.	3,953	156,341
MetroCity Bankshares, Inc.	191	6,102
Nicolet Bankshares, Inc.	408	42,803
Pathward Financial, Inc.	927	68,209
Peoples Financial Services Corp.	288	14,740
ServisFirst Bancshares, Inc.	1,883	159,565
Common Stocks (continued)
Issuer	Shares	Value ($)
Shore Bancshares, Inc.	527	8,353
Triumph Financial, Inc.(a)	2,653	241,105
USCB Financial Holdings, Inc.	382	6,781
Total		2,032,442
Capital Markets 2.4%
Artisan Partners Asset Management, Inc., Class A	8,264	355,765
B Riley Financial, Inc.	2,677	12,288
BrightSphere Investment Group, Inc.	3,550	93,507
Cohen & Steers, Inc.	3,608	333,163
Diamond Hill Investment Group, Inc.	294	45,599
DigitalBridge Group, Inc.	5,526	62,333
Donnelley Financial Solutions, Inc.(a)	2,180	136,751
GCM Grosvenor, Inc., Class A	4,891	60,013
Hamilton Lane, Inc., Class A	18,006	2,665,788
MarketWise, Inc.	715	406
Moelis & Co., ADR, Class A	9,270	684,868
Open Lending Corp., Class A(a)	13,403	80,016
P10, Inc., Class A	102,549	1,293,143
Patria Investments Ltd., Class A	7,326	85,201
Perella Weinberg Partners	6,785	161,754
Piper Sandler Companies	2,277	682,986
PJT Partners, Inc.	3,057	482,425
StepStone Group, Inc., Class A	8,609	498,289
StoneX Group, Inc.(a)	356	34,877
Value Line, Inc.	96	5,069
Victory Capital Holdings, Inc., Class A	5,396	353,222
Virtus Investment Partners, Inc.	733	161,685
WisdomTree, Inc.	18,303	192,182
Total		8,481,330
Consumer Finance 0.4%
Atlanticus Holdings Corp.(a)	38	2,120
FirstCash Holdings, Inc.	5,052	523,387
LendingTree, Inc.(a)	1,217	47,159
MoneyLion, Inc.(a)	1,133	97,449
NerdWallet, Inc., Class A(a)	4,602	61,207
OppFi, Inc.	2,491	19,081
PROG Holdings, Inc.	877	37,062
Regional Management Corp.	130	4,417
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Growth Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Upstart Holdings, Inc.(a)	10,300	634,171
World Acceptance Corp.(a)	417	46,888
Total		1,472,941
Financial Services 1.8%
Alerus Financial Corp.	162	3,117
AvidXchange Holdings, Inc.(a)	22,797	235,721
Cantaloupe, Inc.(a)	7,270	69,138
Cass Information Systems, Inc.	1,514	61,938
EVERTEC, Inc.	8,459	292,089
Federal Agricultural Mortgage Corp.	1,064	209,555
Flywire Corp.(a)	15,841	326,641
I3 Verticals, Inc.(a)	182	4,193
International Money Express, Inc.(a)	4,159	86,632
Marqeta, Inc., Class A(a)	53,749	203,709
Mr. Cooper Group, Inc.(a)	3,029	290,814
NCR Atleos Corp.(a)	9,465	321,053
NMI Holdings, Inc., Class A(a)	762	28,011
Pagseguro Digital Ltd., Class A(a)	12,937	80,986
Payoneer Global, Inc.(a)	29,002	291,180
Paysign, Inc.(a)	4,319	13,043
PennyMac Financial Services, Inc.	1,929	197,028
Priority Technology Holdings, Inc.(a)	2,412	28,341
Remitly Global, Inc.(a)	19,582	441,966
Sezzle, Inc.(a)	272	69,578
Shift4 Payments, Inc., Class A(a)	26,312	2,730,659
Stone Co., Ltd., Class A(a)	19,525	155,614
Walker & Dunlop, Inc.	3,061	297,560
Total		6,438,566
Insurance 2.7%
AMERISAFE, Inc.	1,074	55,354
Baldwin Insurance Group, Inc. (The), Class A(a)	8,743	338,879
Bowhead Specialty Holdings, Inc.(a)	403	14,315
Crawford & Co., Class A	1,991	23,016
F&G Annuities & Life, Inc.	132	5,470
Goosehead Insurance, Inc., Class A(a)	2,949	316,192
HCI Group, Inc.	1,086	126,552
Investors Title Co.	29	6,866
Kingsway Financial Services, Inc.(a)	1,666	13,944
Lemonade, Inc.(a)	5,638	206,802
Common Stocks (continued)
Issuer	Shares	Value ($)
Mercury General Corp.	435	28,919
Oscar Health, Inc., Class A(a)	26,128	351,160
Palomar Holdings, Inc.(a)	32,826	3,466,097
Root, Inc., Class A(a)	1,133	82,245
Selective Insurance Group, Inc.	6,791	635,094
SiriusPoint Ltd.(a)	1,073	17,586
Skyward Specialty Insurance Group, Inc.(a)	67,295	3,401,089
Tiptree, Inc.	763	15,916
Trupanion, Inc.(a)	4,323	208,369
United Insurance Holdings Corp.(a)	1,376	18,521
Universal Insurance Holdings, Inc.	572	12,046
Total		9,344,432
Mortgage Real Estate Investment Trusts (REITS) 0.0%
AG Mortgage Investment Trust, Inc.	619	4,116
Angel Oak Mortgage REIT, Inc.	531	4,928
KKR Real Estate Finance Trust, Inc.	2,059	20,796
Total		29,840
Total Financials		27,799,551
Health Care 23.3%
Biotechnology 9.9%
4D Molecular Therapeutics, Inc.(a)	4,281	23,845
Absci Corp.(a)	7,679	20,119
ACADIA Pharmaceuticals, Inc.(a)	15,697	288,040
Achieve Life Sciences, Inc.(a)	2,738	9,638
Actinium Pharmaceuticals, Inc.(a)	4,125	5,197
ADC Therapeutics SA(a)	6,464	12,863
ADMA Biologics, Inc.(a)	97,975	1,680,271
Aerovate Therapeutics, Inc.(a)	1,769	4,688
Agenus, Inc.(a)	377	1,033
Akebia Therapeutics, Inc.(a)	2,538	4,822
Akero Therapeutics, Inc.(a)	1,494	41,563
Aldeyra Therapeutics, Inc.(a)	666	3,323
Alector, Inc.(a)	10,586	20,008
Alkermes PLC(a)	21,123	607,497
Altimmune, Inc.(a)	5,068	36,540
ALX Oncology Holdings, Inc.(a)	4,519	7,547
Amicus Therapeutics, Inc.(a)	38,488	362,557
AnaptysBio, Inc.(a)	2,836	37,549
Anavex Life Sciences Corp.(a)	2,598	27,903
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Small Cap Growth Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Anika Therapeutics, Inc.(a)	326	5,366
Apogee Therapeutics, Inc.(a)	4,970	225,141
Applied Therapeutics, Inc.(a)	7,642	6,543
Arbutus Biopharma Corp.(a)	17,917	58,589
Arcellx, Inc.(a)	5,654	433,605
Arcturus Therapeutics Holdings, Inc.(a)	2,678	45,446
Arcus Biosciences, Inc.(a)	7,132	106,195
Arcutis Biotherapeutics, Inc.(a)	14,100	196,413
Ardelyx, Inc.(a)	30,857	156,445
ArriVent Biopharma, Inc.(a)	2,240	59,674
Arrowhead Pharmaceuticals, Inc.(a)	15,659	294,389
ARS Pharmaceuticals, Inc.(a)	66,856	705,331
Artiva Biotherapeutics Inc.(a)	1,085	10,937
Astria Therapeutics, Inc.(a)	5,160	46,130
Atossa Therapeutics, Inc.(a)	2,854	2,694
Aurnia Pharmaceuticals, Inc.(a)	12,890	115,752
Avid Bioservices, Inc.(a)	7,690	94,971
Avidity Biosciences, Inc.(a)	14,558	423,347
Avita Medical, Inc.(a)	3,352	42,906
Bicara Therapeutics, Inc.(a)	1,428	24,876
BioCryst Pharmaceuticals, Inc.(a)	27,104	203,822
Biohaven Ltd.(a)	11,266	420,785
Biomea Fusion, Inc.(a)	3,625	14,065
Black Diamond Therapeutics, Inc.(a)	3,537	7,569
Blueprint Medicines Corp.(a)	8,340	727,415
Boundless Bio, Inc.(a)	1,340	3,886
BridgeBio Pharma, Inc.(a)	11,487	315,203
Cabaletta Bio, Inc.(a)	1,318	2,992
CAMP4 Therapeutics Corp.(a)	509	2,657
Candel Therapeutics, Inc.(a)	2,841	24,660
Capricor Therapeutics, Inc.(a)	4,075	56,235
Cardiff Oncology, Inc.(a)	2,054	8,914
CareDx, Inc.(a)	55,683	1,192,173
Cargo Therapeutics, Inc.(a)	450	6,489
Cartesian Therapeutics, Inc.(a)	1,351	24,196
Catalyst Pharmaceuticals, Inc.(a)	14,665	306,059
Celcuity, Inc.(a)	4,032	52,779
Celldex Therapeutics, Inc.(a)	6,914	174,717
CervoMed, Inc.(a)	708	1,657
Common Stocks (continued)
Issuer	Shares	Value ($)
CG Oncology, Inc.(a)	3,770	108,124
Climb Bio, Inc.(a)	228	410
Cogent Biosciences, Inc.(a)	11,194	87,313
Coherus Biosciences, Inc.(a)	3,809	5,256
Corbus Pharmaceuticals Holdings, Inc.(a)	926	10,927
Crinetics Pharmaceuticals, Inc.(a)	11,503	588,148
Cullinan Therapeutics, Inc.(a)	6,025	73,384
Cytokinetics, Inc.(a)	16,617	781,664
Day One Biopharmaceuticals, Inc.(a)	6,094	77,211
Denali Therapeutics, Inc.(a)	9,343	190,410
Dianthus Therapeutics, Inc.(a)	232	5,058
Disc Medicine, Inc.(a)	285	18,069
Dynavax Technologies Corp.(a)	13,841	176,750
Dyne Therapeutics, Inc.(a)	10,816	254,825
Elevation Oncology, Inc.(a)	4,494	2,528
Fennec Pharmaceuticals, Inc.(a)	664	4,196
FibroBiologics, Inc.(a)	3,587	7,174
Foghorn Therapeutics, Inc.(a)	2,008	9,478
Galectin Therapeutics, Inc.(a)	1,619	2,089
Geron Corp.(a)	53,994	191,139
Greenwich Lifesciences, Inc.(a)	799	8,973
Gyre Therapeutics, Inc.(a)	85	1,028
Halozyme Therapeutics, Inc.(a)	16,363	782,315
Heron Therapeutics, Inc.(a)	1,447	2,214
HilleVax, Inc.(a)	831	1,720
Humacyte, Inc.(a)	11,530	58,226
Ideaya Biosciences, Inc.(a)	11,079	284,730
IGM Biosciences, Inc.(a)	1,845	11,273
ImmunityBio, Inc.(a)	14,734	37,719
Immunome, Inc.(a)	6,743	71,611
Immunovant, Inc.(a)	7,614	188,599
Inhibrx Biosciences, Inc.(a)	887	13,660
Inmune Bio, Inc.(a)	1,774	8,285
Insmed, Inc.(a)	36,564	2,524,379
Iovance Biotherapeutics, Inc.(a)	36,021	266,555
Ironwood Pharmaceuticals, Inc.(a)	6,291	27,869
Janux Therapeutics, Inc.(a)	3,678	196,920
Jasper Therapeutics, Inc.(a)	1,485	31,749
KalVista Pharmaceuticals, Inc.(a)	4,471	37,869
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Growth Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Keros Therapeutics, Inc.(a)	4,021	63,652
Kiniksa Pharmaceuticals International PLC(a)	5,047	99,830
Korro Bio, Inc.(a)	214	8,147
Krystal Biotech, Inc.(a)	7,566	1,185,290
Kura Oncology, Inc.(a)	9,511	82,841
Kymera Therapeutics, Inc.(a)	6,159	247,777
Kyverna Therapeutics, Inc.(a)	2,048	7,660
Larimar Therapeutics, Inc.(a)	5,518	21,355
Lexeo Therapeutics, Inc.(a)	2,930	19,279
Lexicon Pharmaceuticals, Inc.(a)	5,663	4,182
Lineage Cell Therapeutics, Inc.(a)	19,378	9,737
MacroGenics, Inc.(a)	6,837	22,220
Madrigal Pharmaceuticals, Inc.(a)	2,358	727,608
MannKind Corp.(a)	27,130	174,446
MeiraGTx Holdings PLC(a)	4,098	24,957
Mersana Therapeutics, Inc.(a)	7,782	11,128
Metagenomi, Inc.(a)	2,175	7,852
MiMedx Group, Inc.(a)	7,357	70,774
Mineralys Therapeutics, Inc.(a)	809	9,959
Mirum Pharmaceuticals, Inc.(a)	5,210	215,433
Natera, Inc.(a)	16,588	2,625,880
Neurogene, Inc.(a)	713	16,299
Novavax, Inc.(a)	15,650	125,826
Nurix Therapeutics, Inc.(a)	6,355	119,728
Nuvalent, Inc., Class A(a)	4,610	360,871
Ocugen, Inc.(a)	37,545	30,224
Olema Pharmaceuticals, Inc.(a)	1,389	8,098
Organogenesis Holdings, Inc.(a)	985	3,152
ORIC Pharmaceuticals, Inc.(a)	1,841	14,857
Outlook Therapeutics, Inc.(a)	1,222	2,310
Ovid Therapeutics, Inc.(a)	7,725	7,213
PepGen, Inc.(a)	1,805	6,841
Perspective Therapeutics, Inc.(a)	5,772	18,413
Poseida Therapeutics, Inc.(a)	2,566	24,634
Praxis Precision Medicines, Inc.(a)	2,262	174,084
Precigen, Inc.(a)	1,396	1,564
Prime Medicine, Inc.(a)	7,439	21,722
ProKidney Corp.(a)	11,291	19,082
Protagonist Therapeutics, Inc.(a)	7,665	295,869
Common Stocks (continued)
Issuer	Shares	Value ($)
Prothena Corp., PLC(a)	3,257	45,109
PTC Therapeutics, Inc.(a)	7,592	342,703
Puma Biotechnology, Inc.(a)	1,943	5,926
Recursion Pharmaceuticals, Inc., Class A(a)	32,638	220,633
Regulus Therapeutics, Inc.(a)	2,096	3,312
Renovaro, Inc.(a)	9,617	8,035
Revolution Medicines, Inc.(a)	14,314	626,094
Rhythm Pharmaceuticals, Inc.(a)	7,181	401,992
Rigel Pharmaceuticals, Inc.(a)	1,767	29,721
Rocket Pharmaceuticals, Inc.(a)	8,631	108,492
Sana Biotechnology, Inc.(a)	17,341	28,266
Savara, Inc.(a)	12,139	37,267
Scholar Rock Holding Corp.(a)	9,151	395,506
Sera Prognostics, Inc., Class A(a)	3,704	30,151
Shattuck Labs, Inc.(a)	3,438	4,160
Skye Bioscience, Inc.(a)	387	1,095
Soleno Therapeutics, Inc.(a)	25,605	1,150,945
Solid Biosciences, Inc.(a)	284	1,136
SpringWorks Therapeutics, Inc.(a)	9,017	325,784
Spyre Therapeutics, Inc.(a)	422	9,824
Stoke Therapeutics, Inc.(a)	4,712	51,973
Summit Therapeutics, Inc.(a)	11,424	203,861
Syndax Pharmaceuticals, Inc.(a)	10,778	142,485
Tango Therapeutics, Inc.(a)	6,258	19,337
Taysha Gene Therapies, Inc.(a)	22,993	39,778
Tenaya Therapeutics, Inc.(a)	1,997	2,856
Tevogen Bio Holdings, Inc.(a)	1,678	1,728
TG Therapeutics, Inc.(a)	18,313	551,221
TScan Therapeutics, Inc.(a)	3,284	9,983
Twist Bioscience Corp.(a)	7,646	355,310
Tyra Biosciences, Inc.(a)	2,665	37,043
Upstream Bio, Inc.(a)	1,288	21,175
UroGen Pharma Ltd.(a)	3,928	41,833
Vaxcyte, Inc.(a)	28,860	2,362,480
Vera Therapeutics, Inc.(a)	5,817	246,001
Verastem, Inc.(a)	5,088	26,305
Vericel Corp.(a)	52,144	2,863,227
Viridian Therapeutics, Inc.(a)	7,037	134,899
Werewolf Therapeutics, Inc.(a)	1,000	1,480
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Small Cap Growth Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
X4 Pharmaceuticals, Inc.(a)	22,042	16,170
Xencor, Inc.(a)	4,054	93,161
XOMA Royalty Corp.(a)	659	17,319
Y-mAbs Therapeutics, Inc.(a)	4,901	38,375
Zenas Biopharma, Inc.(a)	1,137	9,312
Zura Bio Ltd.(a)	6,471	16,177
Total		34,916,307
Health Care Equipment & Supplies 5.4%
Accuray, Inc.(a)	11,943	23,647
Alphatec Holdings, Inc.(a)	13,655	125,353
Artivion, Inc.(a)	3,962	113,274
AtriCure, Inc.(a)	4,049	123,737
AxoGen, Inc.(a)	5,562	91,662
Bioventus, Inc., Class A(a)	1,810	19,005
Ceribell, Inc.(a)	1,087	28,132
Cerus Corp.(a)	23,668	36,449
CONMED Corp.	4,047	276,977
CVRx, Inc.(a)	1,743	22,084
Embecta Corp.	730	15,074
Fractyl Health, Inc.(a)	2,711	5,585
Glaukos Corp.(a)	31,454	4,716,213
Haemonetics Corp.(a)	6,583	514,001
Inari Medical, Inc.(a)	6,942	354,389
Inmode Ltd.(a)	1,189	19,856
Inspire Medical Systems, Inc.(a)	12,902	2,391,773
Integer Holdings Corp.(a)	3,066	406,306
iRadimed Corp.	1,056	58,080
iRhythm Technologies, Inc.(a)	28,792	2,596,175
Lantheus Holdings, Inc.(a)	20,887	1,868,551
LeMaitre Vascular, Inc.	2,661	245,184
LivaNova PLC(a)	429	19,867
Merit Medical Systems, Inc.(a)	7,507	726,077
NeuroPace, Inc.(a)	1,820	20,366
Novocure Ltd.(a)	13,969	416,276
Orchestra BioMed Holdings, Inc.(a)	1,379	5,516
Paragon 28, Inc.(a)	6,181	63,850
PROCEPT BioRobotics Corp.(a)	30,367	2,445,151
Pulmonx Corp.(a)	4,969	33,739
Pulse Biosciences, Inc.(a)	2,402	41,819
Common Stocks (continued)
Issuer	Shares	Value ($)
RxSight, Inc.(a)	4,764	163,786
Sanara MedTech, Inc.(a)	532	17,662
Semler Scientific, Inc.(a)	623	33,642
SI-BONE, Inc.(a)	4,382	61,436
Sight Sciences, Inc.(a)	4,660	16,962
STAAR Surgical Co.(a)	6,490	157,642
Stereotaxis, Inc.(a)	6,848	15,613
SurModics, Inc.(a)	1,161	45,976
Tandem Diabetes Care, Inc.(a)	8,613	310,240
TransMedics Group, Inc.(a)	4,301	268,167
Treace Medical Concepts, Inc.(a)	6,400	47,616
UFP Technologies, Inc.(a)	953	233,018
Zynex, Inc.(a)	2,003	16,044
Total		19,211,972
Health Care Providers & Services 5.3%
Accolade, Inc.(a)	3,200	10,944
AdaptHealth Corp.(a)	5,809	55,302
Addus HomeCare Corp.(a)	905	113,442
agilon health, Inc.(a)	40,465	76,884
AirSculpt Technologies, Inc.(a)	1,739	9,025
Alignment Healthcare, Inc.(a)	120,700	1,357,875
AMN Healthcare Services, Inc.(a)	4,971	118,906
Ardent Health Partners, Inc.(a)	1,111	18,976
Astrana Health, Inc.(a)	5,653	178,239
Aveanna Healthcare Holdings, Inc.(a)	4,724	21,589
BrightSpring Health Services, Inc.(a)	7,063	120,283
Brookdale Senior Living, Inc.(a)	21,517	108,231
Castle Biosciences, Inc.(a)	1,092	29,102
Community Health Systems, Inc.(a)	8,941	26,734
Concentra Group Holdings Parent, Inc.	9,967	197,147
Corvel Corp.(a)	3,489	388,186
DocGo, Inc.(a)	2,441	10,350
Enhabit, Inc.(a)	640	4,998
Ensign Group, Inc. (The)	20,352	2,703,967
GeneDx Holdings Corp.(a)	16,067	1,234,910
Guardant Health, Inc.(a)	15,480	472,914
HealthEquity, Inc.(a)	44,354	4,255,766
Hims & Hers Health, Inc., Class A(a)	24,893	601,913
InfuSystem Holdings, Inc.(a)	2,607	22,029
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Growth Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Innovage Holding Corp.(a)	776	3,050
Joint Corp. (The)(a)	1,428	15,180
LifeStance Health Group, Inc.(a)	8,398	61,893
ModivCare, Inc.(a)	729	8,631
Nano-X Imaging Ltd.(a)	6,828	49,162
National Research Corp., Class A	1,977	34,874
NeoGenomics, Inc.(a)	1,338	22,050
Option Care Health, Inc.(a)	10,555	244,876
Owens & Minor, Inc.(a)	1,504	19,657
PACS Group, Inc.(a)	5,056	66,284
Patterson Companies, Inc.	1,901	58,665
Pennant Group, Inc. (The)(a)	4,281	113,532
Performant Healthcare, Inc.(a)	6,364	19,219
Privia Health Group, Inc.(a)	13,382	261,618
Progyny, Inc.(a)	10,404	179,469
Quipt Home Medical Corp.(a)	472	1,440
RadNet, Inc.(a)	69,544	4,856,953
Select Medical Holdings Corp.	9,713	183,090
Sonida Senior Living, Inc.(a)	331	7,639
Talkspace, Inc.(a)	16,125	49,826
U.S. Physical Therapy, Inc.	1,962	174,049
Viemed Healthcare, Inc.(a)	4,498	36,074
Total		18,604,943
Health Care Technology 0.2%
Evolent Health, Inc., Class A(a)	15,143	170,359
Health Catalyst, Inc.(a)	699	4,942
HealthStream, Inc.	1,093	34,757
LifeMD, Inc.(a)	2,976	14,731
OptimizeRx Corp.(a)	2,304	11,197
Phreesia, Inc.(a)	7,259	182,637
Schrodinger, Inc.(a)	7,294	140,701
Simulations Plus, Inc.	2,083	58,095
Teladoc Health, Inc.(a)	3,522	32,015
Waystar Holding Corp.(a)	3,693	135,533
Total		784,967
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 0.1%
Akoya Biosciences, Inc.(a)	3,485	7,981
BioLife Solutions, Inc.(a)	4,227	109,733
ChromaDex Corp.(a)	6,495	34,456
Codexis, Inc.(a)	1,183	5,643
Conduit Pharmaceuticals, Inc.(a)	4,507	309
CryoPort, Inc.(a)	4,685	36,449
Fluidigm(a)	8,706	15,235
Harvard Bioscience, Inc.(a)	1,385	2,922
Maravai LifeSciences Holdings, Inc., Class A(a)	14,488	78,960
Mesa Laboratories, Inc.	224	29,539
OmniAb, Inc.(a)	1,416	5,013
Quanterix Corp.(a)	655	6,963
Total		333,203
Pharmaceuticals 2.4%
Alto Neuroscience, Inc.(a)	1,698	7,183
Alumis, Inc.(a)	1,036	8,143
Amneal Pharmaceuticals, Inc.(a)	17,512	138,695
Amphastar Pharmaceuticals, Inc.(a)	5,046	187,358
ANI Pharmaceuticals, Inc.(a)	1,720	95,082
Aquestive Therapeutics, Inc.(a)	2,650	9,434
Arvinas, Inc.(a)	8,427	161,546
Avadel Pharmaceuticals PLC, ADR(a)	12,123	127,413
Axsome Therapeutics, Inc.(a)	4,830	408,666
BioAge Labs, Inc.(a)	898	5,199
Biote Corp., Class A(a)	3,351	20,709
Cassava Sciences, Inc.(a)	5,327	12,572
Collegium Pharmaceutical, Inc.(a)	4,207	120,531
Contineum Therapeutics, Inc., Class A(a)	834	12,218
Corcept Therapeutics, Inc.(a)	29,350	1,478,946
CorMedix, Inc.(a)	7,260	58,806
Edgewise Therapeutics, Inc.(a)	9,522	254,237
Enliven Therapeutics, Inc.(a)	4,377	98,482
Esperion Therapeutics, Inc.(a)	6,742	14,832
Evolus, Inc.(a)	7,250	80,040
EyePoint Pharmaceuticals, Inc.(a)	3,918	29,189
Fulcrum Therapeutics, Inc.(a)	3,459	16,257
Harmony Biosciences Holdings, Inc.(a)	4,999	172,016
Harrow, Inc.(a)	4,007	134,435
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Small Cap Growth Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Innoviva, Inc.(a)	631	10,948
Ligand Pharmaceuticals, Inc.(a)	16,498	1,767,761
Liquidia Corp.(a)	8,315	97,784
Lyra Therapeutics, Inc.(a)	4,012	828
MBX Biosciences, Inc.(a)	832	15,334
MediWound Ltd.(a)	1,027	18,281
Mind Medicine MindMed, Inc.(a)	10,570	73,567
Neumora Therapeutics, Inc.(a)	11,033	116,950
Ocular Therapeutix, Inc.(a)	20,411	174,310
Omeros Corp.(a)	2,502	24,720
Pacira Pharmaceuticals, Inc.(a)	445	8,384
Phathom Pharmaceuticals, Inc.(a)	1,112	9,029
Phibro Animal Health Corp., Class A	646	13,566
Rapport Therapeutics, Inc.(a)	687	12,187
Revance Therapeutics, Inc.(a)	13,656	41,514
scPharmaceuticals, Inc.(a)	5,167	18,291
Septerna, Inc.(a)	1,374	31,465
SIGA Technologies, Inc.	4,471	26,871
Supernus Pharmaceuticals, Inc.(a)	474	17,140
Tarsus Pharmaceuticals, Inc.(a)	35,482	1,964,638
Telomir Pharmaceuticals, Inc.(a)	1,430	5,892
Terns Pharmaceuticals, Inc.(a)	489	2,709
Trevi Therapeutics, Inc.(a)	4,867	20,052
Verrica Pharmaceuticals, Inc.(a)	2,484	1,739
WaVe Life Sciences Ltd.(a)	10,349	128,017
Xeris Biopharma Holdings, Inc.(a)	18,393	62,352
Zevra Therapeutics, Inc.(a)	3,663	30,549
Total		8,346,867
Total Health Care		82,198,259
Industrials 23.2%
Aerospace & Defense 1.6%
AAR Corp.(a)	36,410	2,231,205
Aerovironment, Inc.(a)	3,679	566,161
Archer Aviation, Inc., Class A(a)	28,939	282,155
Byrna Technologies, Inc.(a)	2,268	65,341
Cadre Holdings, Inc.	3,416	110,337
Eve Holding, Inc.(a)	6,702	36,459
Intuitive Machines, Inc.(a)	199	3,614
Kratos Defense & Security Solutions, Inc.(a)	8,617	227,316
Common Stocks (continued)
Issuer	Shares	Value ($)
Leonardo DRS, Inc.(a)	9,657	312,018
Moog, Inc., Class A	3,726	733,426
Park Aerospace Corp.	1,035	15,163
Redwire Corp.(a)	806	13,267
Rocket Lab, Inc.(a)	45,638	1,162,400
Virgin Galactic Holdings, Inc.(a)	274	1,611
VirTra, Inc.(a)	1,431	9,659
Total		5,770,132
Building Products 1.8%
AAON, Inc.	27,153	3,195,365
American Woodmark Corp.(a)	123	9,782
Apogee Enterprises, Inc.	915	65,340
AZZ, Inc.	3,185	260,915
CSW Industrials, Inc.	2,197	775,102
Gibraltar Industries, Inc.(a)	1,910	112,499
Griffon Corp.	4,932	351,504
Insteel Industries, Inc.	1,110	29,981
Janus International Group, Inc.(a)	18,610	136,784
JELD-WEN Holding, Inc.(a)	3,834	31,400
Tecnoglass, Inc.	2,947	233,756
UFP Industries, Inc.	4,485	505,235
Zurn Elkay Water Solutions Corp.	17,894	667,446
Total		6,375,109
Commercial Services & Supplies 3.0%
ACV Auctions, Inc., Class A(a)	19,410	419,256
Aris Water Solutions, Inc.	221	5,293
Bridger Aerospace Group Holdings, Inc.(a)	347	739
Brink’s Co. (The)	5,817	539,643
Casella Waste Systems, Inc., Class A(a)	44,407	4,698,705
CECO Environmental Corp.(a)	76,985	2,327,257
Cimpress PLC(a)	1,521	109,086
CompX International, Inc.	115	3,007
Driven Brands Holding, Inc.(a)	7,860	126,860
HNI Corp.	2,977	149,951
Interface, Inc.	738	17,970
LanzaTech Global, Inc.(a)	14,663	20,088
Liquidity Services, Inc.(a)	2,815	90,896
Montrose Environmental Group, Inc.(a)	4,170	77,354
Perma-Fix Environmental Services, Inc.(a)	1,906	21,099
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Growth Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Pitney Bowes, Inc.	6,299	45,605
Quad/Graphics, Inc.	2,516	17,537
Quest Resource Holding Corp.(a)	2,286	14,859
Tetra Tech, Inc.	44,371	1,767,741
Viad Corp.(a)	2,682	114,012
Virco Manufacturing Corp.	97	994
VSE Corp.	369	35,092
Total		10,603,044
Construction & Engineering 3.8%
Ameresco, Inc., Class A(a)	1,411	33,130
Argan, Inc.	1,657	227,075
Bowman Consulting Group Ltd.(a)	1,803	44,985
Centuri Holdings, Inc.(a)	2,232	43,100
Comfort Systems U.S.A., Inc.	4,996	2,118,604
Construction Partners, Inc., Class A(a)	39,184	3,466,217
Dycom Industries, Inc.(a)	3,726	648,547
Fluor Corp.(a)	20,539	1,012,983
Granite Construction, Inc.	4,760	417,500
IES Holdings, Inc.(a)	1,079	216,836
Limbach Holdings, Inc.(a)	1,340	114,624
MYR Group, Inc.(a)	2,099	312,268
Northwest Pipe Co.(a)	201	9,700
Orion Group Holdings, Inc.(a)	719	5,270
Primoris Services Corp.	6,464	493,850
Sterling Infrastructure, Inc.(a)	26,220	4,416,759
Total		13,581,448
Electrical Equipment 1.4%
Allient, Inc.	107	2,598
American Superconductor Corp.(a)	67,445	1,661,170
Amprius Technologies, Inc.(a)	2,061	5,771
Array Technologies, Inc.(a)	20,032	120,993
Atkore, Inc.	4,699	392,132
Blink Charging Co.(a)	5,654	7,859
Bloom Energy Corp., Class A(a)	24,098	535,217
ChargePoint Holdings, Inc.(a)	28,808	30,825
EnerSys	4,813	444,866
Enovix Corp.(a)	21,574	234,509
Fluence Energy, Inc.(a)	8,102	128,660
GrafTech International Ltd.(a)	31,273	54,102
Common Stocks (continued)
Issuer	Shares	Value ($)
LSI Industries, Inc.	2,623	50,939
NANO Nuclear Energy, Inc.(a)	94	2,340
NEXTracker, Inc., Class A(a)	14,076	514,196
NuScale Power Corp.(a)	11,113	199,256
Plug Power, Inc.(a)	8,473	18,047
Powell Industries, Inc.	1,226	271,743
Preformed Line Products Co.	20	2,556
SES AI Corp.(a)	1,418	3,105
Shoals Technologies Group, Inc., Class A(a)	22,003	121,677
SolarMax Technology, Inc.(a)	1,670	2,705
Solidion Technology, Inc.(a)	5,124	3,570
Thermon(a)	451	12,975
Ultralife Corp.(a)	160	1,192
Vicor Corp.(a)	1,650	79,728
Total		4,902,731
Ground Transportation 0.8%
ArcBest Corp.	3,088	288,172
Covenant Logistics Group, Inc., Class A	185	10,084
Heartland Express, Inc.	2,496	28,005
Marten Transport Ltd.	1,600	24,976
PAM Transportation Services, Inc.(a)	89	1,458
Proficient Auto Logistics, Inc.(a)	609	4,915
RXO, Inc.(a)	20,920	498,733
Saia, Inc.(a)	4,039	1,840,693
Universal Logistics Holdings, Inc.	316	14,517
Werner Enterprises, Inc.	1,036	37,213
Total		2,748,766
Machinery 4.1%
374Water, Inc.(a)	8,571	5,851
Alamo Group, Inc.	1,344	249,863
Albany International Corp., Class A	999	79,890
Atmus Filtration Technologies, Inc.	10,992	430,666
Blue Bird Corp.(a)	4,217	162,903
Chart Industries, Inc.(a)	5,638	1,075,956
Douglas Dynamics, Inc.	2,474	58,461
Energy Recovery, Inc.(a)	7,448	109,486
Enerpac Tool Group Corp.	7,133	293,095
EnPro, Inc.	292	50,355
Esab Corp.	19,353	2,321,199
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Small Cap Growth Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
ESCO Technologies, Inc.	1,664	221,661
Federal Signal Corp.	7,889	728,865
Franklin Electric Co., Inc.	5,943	579,145
Gorman-Rupp Co.	2,749	104,242
Graham Corp.(a)	1,345	59,812
Helios Technologies, Inc.	2,979	132,982
Hillenbrand, Inc.	3,086	94,987
Hillman Solutions Corp.(a)	4,408	42,934
Hyster-Yale Materials Handling, Inc.	912	46,448
John Bean Technologies Corp.	431	54,780
Kadant, Inc.	1,538	530,595
Lindsay Corp.	706	83,527
Mayville Engineering Co., Inc.(a)	137	2,154
Miller Industries, Inc.	89	5,817
Mueller Industries, Inc.	13,560	1,076,122
Mueller Water Products, Inc., Class A	20,381	458,572
Omega Flex, Inc.	466	19,558
RBC Bearings, Inc.(a)	9,570	2,862,770
REV Group, Inc.	5,261	167,668
Shyft Group, Inc. (The)	270	3,170
SPX Technologies, Inc.(a)	5,906	859,441
Standex International Corp.	1,166	218,030
Taylor Devices, Inc.(a)	380	15,816
Tennant Co.	1,104	90,009
Trinity Industries, Inc.	9,842	345,454
Watts Water Technologies, Inc., Class A	3,593	730,457
Total		14,372,741
Marine Transportation 0.5%
Costamare, Inc.	389	4,999
Himalaya Shipping Ltd.(a)	3,656	17,768
Kirby Corp.(a)	16,011	1,693,964
Total		1,716,731
Passenger Airlines 0.1%
Frontier Group Holdings, Inc.(a)	5,532	39,333
Joby Aviation, Inc.(a)	56,687	460,865
Sun Country Airlines Holdings, Inc.(a)	2,440	35,575
Wheels Up Experience, Inc.(a)	11,764	19,411
Total		555,184
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 2.3%
Barrett Business Services, Inc.	3,055	132,709
CBIZ, Inc.(a)	6,286	514,383
CRA International, Inc.	865	161,928
CSG Systems International, Inc.	3,883	198,460
DLH Holdings Corp.(a)	393	3,156
ExlService Holdings, Inc.(a)	20,619	915,071
Exponent, Inc.	6,630	590,733
First Advantage Corp.(a)	4,683	87,713
FiscalNote Holdings, Inc.(a)	8,229	8,805
Franklin Covey Co.(a)	1,474	55,393
HireQuest, Inc.	590	8,354
Huron Consulting Group, Inc.(a)	2,304	286,295
ICF International, Inc.	2,447	291,707
Innodata, Inc.(a)	3,548	140,217
Insperity, Inc.	4,710	365,072
Kforce, Inc.	2,393	135,683
Legalzoom.com, Inc.(a)	16,811	126,251
MAXIMUS, Inc.	7,890	588,989
NV5 Global, Inc.(a)	1,379	25,980
Parsons Corp.(a)	20,982	1,935,590
Spire Global, Inc.(a)	2,926	41,169
TriNet Group, Inc.	4,192	380,508
Upwork, Inc.(a)	16,340	267,159
Verra Mobility Corp.(a)	21,617	522,699
WNS Holdings Ltd.(a)	5,634	266,995
Total		8,051,019
Trading Companies & Distributors 3.8%
Alta Equipment Group, Inc.	3,518	23,008
Applied Industrial Technologies, Inc.	20,439	4,894,527
Beacon Roofing Supply, Inc.(a)	7,588	770,789
Boise Cascade Co.	2,438	289,781
Custom Truck One Source, Inc.(a)	4,287	20,621
DXP Enterprises, Inc.(a)	142	11,732
EVI Industries, Inc.	538	8,796
FTAI Aviation Ltd.	13,324	1,919,189
Global Industrial Co.	1,786	44,275
GMS, Inc.(a)	4,661	395,393
H&E Equipment Services, Inc.	3,893	190,601
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Growth Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Herc Holdings Inc	3,692	699,006
Hudson Technologies, Inc.(a)	816	4,553
Karat Packaging, Inc.	897	27,143
Lawson Products, Inc.(a)	1,215	41,796
McGrath Rentcorp	3,201	357,936
SiteOne Landscape Supply, Inc.(a)	12,663	1,668,604
Transcat, Inc.(a)	1,184	125,196
Xometry, Inc., Class A(a)	42,985	1,833,740
Total		13,326,686
Transportation Infrastructure 0.0%
Sky Harbour Group Corp.(a)	1,488	17,752
Total Industrials		82,021,343
Information Technology 23.3%
Communications Equipment 0.4%
Calix, Inc.(a)	5,759	200,816
Extreme Networks, Inc.(a)	9,049	151,480
Harmonic, Inc.(a)	14,489	191,690
Infinera Corp.(a)	26,551	174,440
InterDigital, Inc.	3,318	642,763
Total		1,361,189
Electronic Equipment, Instruments & Components 4.6%
908 Devices, Inc.(a)	243	535
Advanced Energy Industries, Inc.	4,910	567,743
Arlo Technologies, Inc.(a)	12,824	143,501
Badger Meter, Inc.	3,856	817,935
Belden, Inc.	2,840	319,812
Celestica, Inc.(a)	18,432	1,701,274
Climb Global Solutions, Inc.	551	69,839
CTS Corp.	3,072	161,987
Daktronics, Inc.(a)	751	12,662
ePlus, Inc.(a)	2,323	171,623
Evolv Technologies Holdings, Inc.(a)	17,355	68,552
Fabrinet(a)	13,971	3,071,943
Insight Enterprises, Inc.(a)	3,572	543,301
Itron, Inc.(a)	5,357	581,663
Lightwave Logic, Inc.(a)	15,750	33,075
Littelfuse, Inc.	10,248	2,414,941
MicroVision, Inc.(a)	14,819	19,413
Common Stocks (continued)
Issuer	Shares	Value ($)
Mirion Technologies, Inc.(a)	93,140	1,625,293
Napco Security Technologies, Inc.	4,618	164,216
nLight, Inc.(a)	342	3,588
Novanta, Inc.(a)	19,029	2,907,060
OSI Systems, Inc.(a)	1,960	328,163
Ouster, Inc.(a)	1,053	12,868
PAR Technology Corp.(a)	4,156	302,016
Plexus Corp.(a)	1,052	164,617
Total		16,207,620
IT Services 1.7%
Applied Digital Corp.(a)	17,404	132,967
ASGN, Inc.(a)	1,263	105,258
Backblaze, Inc., Class A(a)	5,235	31,515
BigBear.ai Holdings, Inc.(a)	10,131	45,083
BigCommerce Holdings, Inc.(a)	9,364	57,308
Core Scientific, Inc.(a)	18,365	258,028
Couchbase, Inc.(a)	5,217	81,333
DigitalOcean Holdings, Inc.(a)	8,609	293,309
Fastly, Inc.(a)	13,648	128,837
Globant SA(a)	9,782	2,097,457
Grid Dynamics Holdings, Inc.(a)	5,680	126,323
Hackett Group	2,999	92,129
Tucows, Inc., Class A(a)	1,045	17,911
Wix.com Ltd.(a)	10,953	2,349,966
Total		5,817,424
Semiconductors & Semiconductor Equipment 3.5%
ACM Research, Inc., Class A(a)	4,584	69,218
Aehr Test Systems(a)	3,719	61,847
Ambarella, Inc.(a)	2,609	189,779
Axcelis Technologies, Inc.(a)	4,274	298,624
Camtek Ltd.	24,407	1,971,353
Ceva, Inc.(a)	2,597	81,935
Credo Technology Group Holding Ltd.(a)	18,376	1,235,051
Diodes, Inc.(a)	634	39,099
Everspin Technologies, Inc.(a)	2,170	13,866
Formfactor, Inc.(a)	10,156	446,864
GCT Semiconductor Holding, Inc.(a)	1,025	2,388
Ichor Holdings Ltd.(a)	1,366	44,012
Impinj, Inc.(a)	10,238	1,487,172
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Small Cap Growth Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
indie Semiconductor, Inc., Class A(a)	6,670	27,013
Kulicke & Soffa Industries, Inc.	6,962	324,847
MaxLinear, Inc.(a)	9,895	195,723
Navitas Semiconductor Corp.(a)	2,267	8,093
NVE Corp.	627	51,057
Onto Innovation, Inc.(a)	13,474	2,245,712
PDF Solutions, Inc.(a)	4,082	110,541
Photronics, Inc.(a)	2,757	64,955
Power Integrations, Inc.	7,424	458,061
QuickLogic Corp.(a)	1,809	20,442
Rambus, Inc.(a)	14,016	740,886
Semtech Corp.(a)	9,530	589,430
Silicon Laboratories, Inc.(a)	4,205	522,345
SiTime Corp.(a)	2,439	523,239
SkyWater Technology, Inc.(a)	3,572	49,294
Synaptics, Inc.(a)	384	29,307
Ultra Clean Holdings, Inc.(a)	5,805	208,690
Veeco Instruments, Inc.(a)	6,161	165,115
Total		12,275,958
Software 12.8%
8x8, Inc.(a)	16,768	44,771
A10 Networks, Inc.	9,299	171,102
ACI Worldwide, Inc.(a)	13,835	718,175
Adeia, Inc.	12,046	168,403
Agilysys, Inc.(a)	2,956	389,335
Airship AI Holdings, Inc.(a)	1,055	6,604
Alarm.com Holdings, Inc.(a)	6,211	377,629
Alkami Technology, Inc.(a)	6,962	255,366
Altair Engineering, Inc., Class A(a)	7,126	777,518
Amplitude, Inc., Class A(a)	10,247	108,106
Appian Corp.(a)	5,283	174,233
Arteris, Inc.(a)	3,703	37,734
Asana, Inc., Class A(a)	10,658	216,038
AudioEye, Inc.(a)	935	14,221
Aurora Innovation, Inc.(a)	68,004	428,425
AvePoint, Inc.(a)	16,895	278,936
Blackbaud, Inc.(a)	5,317	393,033
Blackline, Inc.(a)	7,571	460,014
Blend Labs, Inc., Class A(a)	31,124	131,032
Common Stocks (continued)
Issuer	Shares	Value ($)
Box, Inc., Class A(a)	18,473	583,747
Braze, Inc., Class A(a)	8,648	362,178
C3.AI, Inc., Class A(a)	14,512	499,648
CCC Intelligent Solutions Holdings, Inc.(a)	203,365	2,385,471
Cipher Mining, Inc.(a)	17,879	82,959
CleanSpark, Inc.(a)	32,642	300,633
Clear Secure, Inc., Class A	11,516	306,786
Clearwater Analytics Holdings, Inc., Class A(a)	155,646	4,283,378
CommVault Systems, Inc.(a)	26,455	3,992,324
CS Disco, Inc.(a)	2,395	11,951
CyberArk Software Ltd.(a)	12,667	4,220,011
Daily Journal Corp.(a)	130	73,839
Dave, Inc.(a)	1,052	91,440
Descartes Systems Group, Inc. (The)(a)	24,187	2,747,643
Digimarc Corp.(a)	1,882	70,481
Domo, Inc., Class B(a)	4,494	31,817
D-Wave Quantum, Inc.(a)	7,045	59,178
eGain Corp.(a)	2,294	14,292
Enfusion, Inc., Class A(a)	6,513	67,084
EverCommerce, Inc.(a)	2,019	22,229
Freshworks, Inc., Class A(a)	27,124	438,595
Intapp, Inc.(a)	6,996	448,374
Jamf Holding Corp.(a)	10,744	150,953
Kaltura, Inc.(a)	12,787	28,131
Life360, Inc.(a)	1,104	45,562
LiveRamp Holdings, Inc.(a)	8,660	263,004
MARA Holdings, Inc.(a)	30,588	512,961
Matterport, Inc.(a)	34,820	165,047
MeridianLink, Inc.(a)	2,591	53,504
Mitek Systems, Inc.(a)	5,994	66,713
N-Able, Inc.(a)	9,372	87,534
NCR Voyix Corp.(a)	17,310	239,570
NextNav, Inc.(a)	10,153	157,981
Olo, Inc., Class A(a)	6,692	51,395
OneSpan, Inc.(a)	4,520	83,801
Ooma, Inc.(a)	450	6,327
Pagerduty, Inc.(a)	11,746	214,482
Park City Group Inc	1,537	34,014
Pegasystems, Inc.	9,402	876,266
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Growth Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Porch Group, Inc.(a)	10,358	50,961
Prairie Operating Co.(a)	506	3,502
Progress Software Corp.	5,575	363,211
PROS Holdings, Inc.(a)	5,998	131,716
Q2 Holdings, Inc.(a)	7,719	776,917
Qualys, Inc.(a)	4,870	682,871
Rapid7, Inc.(a)	8,120	326,668
Red Violet, Inc.(a)	1,447	52,381
Rekor Systems, Inc.(a)	8,622	13,450
Rimini Street, Inc.(a)	974	2,601
Riot Platforms, Inc.(a)	4,977	50,815
Roadzen, Inc.(a)	332	724
Sapiens International Corp. NV	4,038	108,501
Semrush Holdings, Inc., Class A(a)	111,686	1,326,830
ShotSpotter, Inc.(a)	1,170	15,280
Silvaco Group, Inc.(a)	653	5,276
SoundHound AI, Inc., Class A(a)	40,463	802,786
Sprinklr, Inc., Class A(a)	15,302	129,302
Sprout Social, Inc., Class A(a)	6,563	201,550
SPS Commerce, Inc.(a)	19,107	3,515,497
Tenable Holdings, Inc.(a)	15,468	609,130
Terawulf, Inc.(a)	32,783	185,552
Varonis Systems, Inc.(a)	87,796	3,900,776
Vertex, Inc.(a)	7,119	379,799
Viant Technology, Inc., Class A(a)	2,009	38,151
Weave Communications, Inc.(a)	5,195	82,704
WM Technology, Inc.(a)	11,304	15,600
Workiva, Inc., Class A(a)	14,703	1,609,978
Yext, Inc.(a)	13,959	88,779
Zeta Global Holdings Corp., Class A(a)	23,444	421,758
Zuora, Inc., Class A(a)	18,309	181,625
Total		45,356,669
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.3%
CompoSecure, Inc., Class A	2,802	42,955
Corsair Gaming, Inc.(a)	1,249	8,256
CPI Card Group, Inc.(a)	638	19,070
IonQ, Inc.(a)	26,373	1,101,600
Turtle Beach Corp.(a)	1,281	22,174
Total		1,194,055
Total Information Technology		82,212,915
Materials 3.2%
Chemicals 0.9%
Arq, Inc.(a)	429	3,248
ASP Isotopes, Inc.(a)	6,870	31,121
Aspen Aerogels, Inc.(a)	1,781	21,158
Balchem Corp.	4,241	691,262
Cabot Corp.	7,033	642,183
Hawkins, Inc.	2,537	311,214
HB Fuller Co.	2,026	136,714
Ingevity Corp.(a)	4,777	194,663
Innospec, Inc.	2,789	306,957
Northern Technologies International Corp.	1,032	13,922
Orion SA	7,552	119,246
PureCycle Technologies, Inc.(a)	3,040	31,160
Quaker Chemical Corp.	1,814	255,339
Sensient Technologies Corp.	5,240	373,402
Stepan Co.	291	18,828
Total		3,150,417
Construction Materials 0.3%
Knife River Corp.(a)	7,453	757,523
Smith-Midland Corp.(a)	599	26,631
United States Lime & Minerals, Inc.	1,381	183,314
Total		967,468
Containers & Packaging 0.0%
Ardagh Metal Packaging SA	18,954	57,051
Myers Industries, Inc.	4,817	53,180
Pactiv Evergreen, Inc.	621	10,849
Total		121,080
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Small Cap Growth Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 2.0%
Alpha Metallurgical Resources, Inc.(a)	1,441	288,373
ATI, Inc.(a)	23,385	1,287,110
Carpenter Technology Corp.	25,862	4,389,040
Century Aluminum Co.(a)	6,925	126,173
Constellium SE(a)	16,988	174,467
Contango ORE, Inc.(a)	557	5,581
Critical Metals Corp.(a)	1,065	7,231
Dakota Gold Corp.(a)	5,478	12,052
Ivanhoe Electric, Inc.(a)	10,964	82,778
Kaiser Aluminum Corp.	1,968	138,291
MAC Copper Ltd.(a)	1,950	20,709
Materion Corp.	2,544	251,551
Perpetua Resources Corp.(a)	5,051	53,894
Piedmont Lithium, Inc.(a)	671	5,865
Ramaco Resources, Inc., Class A	3,438	35,274
Ramaco Resources, Inc., Class B	709	7,005
Total		6,885,394
Paper & Forest Products 0.0%
Sylvamo Corp.	990	78,230
Total Materials		11,202,589
Real Estate 1.1%
Diversified REITs 0.0%
Armada Hoffler Properties, Inc.	745	7,622
Gladstone Commercial Corp.	843	13,690
Total		21,312
Health Care REITs 0.1%
CareTrust REIT, Inc.	2,022	54,695
Community Healthcare Trust, Inc.	278	5,341
Strawberry Fields REIT, Inc.	815	8,590
Universal Health Realty Income Trust	1,401	52,131
Total		120,757
Hotel & Resort REITs 0.2%
Ryman Hospitality Properties, Inc.	7,694	802,792
Office REITs 0.0%
Postal Realty Trust, Inc., Class A	1,091	14,237
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 0.6%
Compass, Inc.(a)	47,826	279,782
Cushman & Wakefield PLC(a)	102,482	1,340,465
eXp World Holdings, Inc.	10,748	123,709
Forestar Group, Inc.(a)	294	7,620
Maui Land & Pineapple Co., Inc.(a)	929	20,419
Offerpad Solutions, Inc.(a)	188	536
Opendoor Technologies, Inc.(a)	4,131	6,610
Real Brokerage, Inc. (The)(a)	13,181	60,633
Redfin Corp.(a)	15,679	123,394
St. Joe Co. (The)	4,730	212,519
Total		2,175,687
Residential REITs 0.0%
Apartment Investment and Management Co.(a)	8,758	79,610
Clipper Realty, Inc.	1,336	6,119
UMH Properties, Inc.	1,403	26,489
Total		112,218
Retail REITs 0.1%
Alexander’s, Inc.	281	56,217
CBL & Associates Properties, Inc.	1,976	58,114
NetSTREIT Corp.	2,020	28,583
Phillips Edison & Co., Inc.	2,368	88,705
Saul Centers, Inc.	1,244	48,267
Tanger, Inc.	5,475	186,862
Total		466,748
Specialized REITs 0.1%
Outfront Media, Inc.	7,610	135,001
Total Real Estate		3,848,752
Utilities 0.2%
Electric Utilities 0.1%
Genie Energy Ltd., Class B	738	11,505
MGE Energy, Inc.	2,047	192,336
Otter Tail Corp.	2,425	179,062
Total		382,903
Independent Power and Renewable Electricity Producers 0.0%
Montauk Renewables, Inc.(a)	8,657	34,455
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Growth Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Water Utilities 0.1%
American States Water Co.	2,748	213,575
Cadiz, Inc.(a)	5,525	28,730
California Water Service Group	2,072	93,924
Consolidated Water Co., Ltd.	477	12,350
Global Water Resources, Inc.	1,517	17,445
Middlesex Water Co.	292	15,368
York Water Co. (The)	242	7,918
Total		389,310
Total Utilities		806,668
Total Common Stocks (Cost $323,365,449)		347,382,308

Exchange-Traded Equity Funds 0.9%
	Shares	Value ($)
U.S. Small Cap 0.9%
iShares Russell 2000 Growth ETF	11,487	3,306,189
Total Exchange-Traded Equity Funds (Cost $3,475,392)		3,306,189

Money Market Funds 0.7%

Columbia Short-Term Cash Fund, 4.573%(c),(d)	2,563,017	2,562,504
Total Money Market Funds (Cost $2,562,504)		2,562,504
Total Investments in Securities (Cost: $329,403,345)		353,251,001
Other Assets & Liabilities, Net		(82,023)
Net Assets		353,168,978
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2024, the total value of these securities amounted to $5,494, which represents less than 0.01% of total net assets.

(c)	The rate shown is the seven-day current annualized yield at December 31, 2024.
(d)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.573%
	3,045,179	177,734,179	(178,216,745)	(109)	2,562,504	675	254,421	2,563,017
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Small Cap Growth Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Fair value measurements   (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	6,199,110	—	—	6,199,110
Consumer Discretionary	31,991,717	—	—	31,991,717
Consumer Staples	13,155,237	—	—	13,155,237
Energy	5,946,167	—	—	5,946,167
Financials	27,799,551	—	—	27,799,551
Health Care	82,198,259	—	—	82,198,259
Industrials	82,021,343	—	—	82,021,343
Information Technology	82,212,915	—	—	82,212,915
Materials	11,202,589	—	—	11,202,589
Real Estate	3,848,752	—	—	3,848,752
Utilities	806,668	—	—	806,668
Total Common Stocks	347,382,308	—	—	347,382,308
Exchange-Traded Equity Funds	3,306,189	—	—	3,306,189
Money Market Funds	2,562,504	—	—	2,562,504
Total Investments in Securities	353,251,001	—	—	353,251,001
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Growth Fund  | 2024

Statement of Assets and Liabilities
December 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $326,840,841)	$350,688,497
Affiliated issuers (cost $2,562,504)	2,562,504
Cash	15,663
Receivable for:
Capital shares sold	698
Dividends	54,104
Expense reimbursement due from Investment Manager	1,759
Prepaid expenses	6,202
Total assets	353,329,427
Liabilities
Payable for:
Capital shares redeemed	17,315
Management services fees	8,401
Distribution and/or service fees	155
Service fees	982
Compensation of chief compliance officer	69
Accounting services fees	15,996
Custodian fees	12,058
Compensation of board members	505
Other expenses	3,001
Deferred compensation of board members	101,967
Total liabilities	160,449
Net assets applicable to outstanding capital stock	$353,168,978
Represented by
Trust capital	$353,168,978
Total - representing net assets applicable to outstanding capital stock	$353,168,978
Class 1
Net assets	$330,513,932
Shares outstanding	9,561,949
Net asset value per share	$34.57
Class 2
Net assets	$22,655,046
Shares outstanding	679,938
Net asset value per share	$33.32
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Small Cap Growth Fund  | 2024

Statement of Operations
Year Ended December 31, 2024

Net investment income
Income:
Dividends — unaffiliated issuers	$1,280,560
Dividends — affiliated issuers	254,421
Total income	1,534,981
Expenses:
Management services fees	4,134,177
Distribution and/or service fees
Class 2	51,963
Service fees	13,151
Custodian fees	48,505
Printing and postage fees	13,855
Accounting services fees	31,493
Legal fees	17,173
Interest on interfund lending	291
Compensation of chief compliance officer	73
Compensation of board members	15,486
Deferred compensation of board members	24,966
Other	13,982
Total expenses	4,365,115
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(281,316)
Total net expenses	4,083,799
Net investment loss	(2,548,818)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	139,951,637
Investments — affiliated issuers	675
Net realized gain	139,952,312
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(50,507,579)
Investments — affiliated issuers	(109)
Net change in unrealized appreciation (depreciation)	(50,507,688)
Net realized and unrealized gain	89,444,624
Net increase in net assets resulting from operations	$86,895,806
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Growth Fund  | 2024

Statement of Changes in Net Assets

	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations
Net investment loss	$(2,548,818)	$(1,855,531)
Net realized gain (loss)	139,952,312	(33,197,324)
Net change in unrealized appreciation (depreciation)	(50,507,688)	75,150,894
Net increase in net assets resulting from operations	86,895,806	40,098,039
Decrease in net assets from capital stock activity	(285,034,051)	(49,000,207)
Total decrease in net assets	(198,138,245)	(8,902,168)
Net assets at beginning of year	551,307,223	560,209,391
Net assets at end of year	$353,168,978	$551,307,223

	Year Ended		Year Ended
	December 31, 2024		December 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	42,615	1,378,306	162,211	4,437,704
Shares redeemed	(8,828,564)	(287,186,282)	(1,884,540)	(54,250,439)
Net decrease	(8,785,949)	(285,807,976)	(1,722,329)	(49,812,735)
Class 2
Shares sold	99,470	3,127,074	85,824	2,315,029
Shares redeemed	(75,343)	(2,353,149)	(56,092)	(1,502,501)
Net increase	24,127	773,925	29,732	812,528
Total net decrease	(8,761,822)	(285,034,051)	(1,692,597)	(49,000,207)
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Small Cap Growth Fund  | 2024

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Variable Portfolio – Partners Small Cap Growth Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Year Ended 12/31/2024	$29.04	(0.17)	5.70	5.53
Year Ended 12/31/2023	$27.09	(0.09)	2.04	1.95
Year Ended 12/31/2022	$38.14	(0.13)	(10.92)	(11.05)
Year Ended 12/31/2021	$35.22	(0.24)	3.16	2.92
Year Ended 12/31/2020	$25.38	(0.14)	9.98	9.84
Class 2
Year Ended 12/31/2024	$28.07	(0.24)	5.49	5.25
Year Ended 12/31/2023	$26.25	(0.15)	1.97	1.82
Year Ended 12/31/2022	$37.04	(0.19)	(10.60)	(10.79)
Year Ended 12/31/2021	$34.29	(0.32)	3.07	2.75
Year Ended 12/31/2020	$24.77	(0.20)	9.72	9.52

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Small Cap Growth Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2024	$34.57	19.04%	0.90% (c)	0.85% (c)	(0.52% )	83%	$330,514
Year Ended 12/31/2023	$29.04	7.20%	0.89%	0.85%	(0.33% )	49%	$532,901
Year Ended 12/31/2022	$27.09	(28.97% )	0.88%	0.86%	(0.44% )	39%	$543,776
Year Ended 12/31/2021	$38.14	8.29%	0.87% (c)	0.87% (c)	(0.61% )	48%	$712,475
Year Ended 12/31/2020	$35.22	38.77%	0.88%	0.87%	(0.52% )	63%	$807,783
Class 2
Year Ended 12/31/2024	$33.32	18.70%	1.16% (c)	1.09% (c)	(0.77% )	83%	$22,655
Year Ended 12/31/2023	$28.07	6.93%	1.14%	1.10%	(0.58% )	49%	$18,407
Year Ended 12/31/2022	$26.25	(29.13% )	1.13%	1.11%	(0.68% )	39%	$16,433
Year Ended 12/31/2021	$37.04	8.02%	1.12% (c)	1.12% (c)	(0.85% )	48%	$19,267
Year Ended 12/31/2020	$34.29	38.43%	1.13%	1.12%	(0.77% )	63%	$15,870
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Growth Fund  | 2024

Notes to Financial Statements
December 31, 2024
Note 1. Organization
Variable Portfolio – Partners Small Cap Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Variable Portfolio – Partners Small Cap Growth Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Variable Portfolio – Partners Small Cap Growth Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2024 was 0.87% of the Fund’s average daily net assets.

Variable Portfolio – Partners Small Cap Growth Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Effective December 16, 2024 (Waiver Effective Date), the Investment Manager started to voluntarily waive a portion of its management fee effective on Fund assets formerly managed by a Fund subadviser that was terminated on the Waiver Effective Date (the Former Subadviser’s Sleeve), which assets have been managed directly by the Investment Manager since that date. The Investment Manager waived its management fees in an amount equal to the subadvisory fees that would have been paid by the Investment Manager to the former subadviser with respect to the Former Subadviser’s Sleeve (based on the fee schedule in the terminated subadvisory agreement between the Investment Manager and the former subadviser and the daily value of such assets). This voluntary management fee waiver was not taken into account as an offset to the Fund’s operating expenses when calculating an existing contractual fee waiver/reimbursement arrangement between the Fund and the Investment Manager. This arrangement may be revised or discontinued at any time.
Subadvisory agreements
The Investment Manager has entered into a Subadvisory Agreement with Allspring Global Investments, LLC which subadvises a portion of the assets of the Fund. Prior to December 16, 2024, Scout Investments, Inc. served as a subadviser to the Fund. New investments in the Fund, net of redemptions, are allocated in accordance with the Investment Manager’s determination. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2024 was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Variable Portfolio – Partners Small Cap Growth Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2025 (%)
Class 1	0.85
Class 2	1.10
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. The Fund’s management services fee voluntary waiver, which took effect on December 16, 2024, is also excluded from the waiver/reimbursement commitment and, therefore, provides an additional benefit to the Fund’s shareholders. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $389,544,514 and $676,128,252, respectively, for the year ended December 31, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Brokerage commissions paid to brokers affiliated with the Investment Manager of the Fund were $13,037 for the year ended December 31, 2024.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.

Variable Portfolio – Partners Small Cap Growth Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended December 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	633,333	5.52	3
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at December 31, 2024.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2024.
Note 8. Significant risks
Health care sector risk
The Fund is vulnerable to the particular risks that may affect companies in the health care sector. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
Industrials sector risk
The Fund is vulnerable to the particular risks that may affect companies in the industrials sector. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events, economic conditions and risks for environmental damage and product liability claims.
Variable Portfolio – Partners Small Cap Growth Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Information technology sector risk
The Fund is vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Shareholder concentration risk
At December 31, 2024, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal,

Variable Portfolio – Partners Small Cap Growth Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Variable Portfolio – Partners Small Cap Growth Fund  | 2024

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of Variable Portfolio – Partners Small Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Variable Portfolio – Partners Small Cap Growth Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 21, 2025
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

Variable Portfolio – Partners Small Cap Growth Fund  | 2024

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Variable Portfolio – Partners Small Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2025 Columbia Management Investment Advisers, LLC.
ANN7057_12_D01_(02/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	February 24, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	February 24, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	February 24, 2025